CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)(Related parties CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales of products	1,753,977	1,534,360	1,038,927